PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Allowance for Doubtful Accounts) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts:
Balance at beginning of year	¥ (6,247)	¥ (2,993)
Balance at end of year	(11,406)	(6,247)
Prepaid and Other Current Assets
Allowance for doubtful accounts:
Balance at beginning of year	(70)	(4,339)
Addition	(869)	(1,046)
Written off	869	5,315
Balance at end of year	¥ (70)	¥ (70)